FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        June 28, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Fixed-Income Trust:

            Fidelity Short-Term Bond
            Fund, Fidelity Investment
            Grade Bond Fund, Spartan
            Government Income Fund, and
            Fidelity High Income Fund
            (the funds)

            File Nos. 2-41839 and 811-2105

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







         /s/Eric D. Roiter
         Eric D. Roiter
         Secretary